                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK - 0.0%
AUTO PARTS & EQUIPMENT - 0.0%
Dana Holding Corporation *                                  1,316   $     13,160
                                                                    ------------
HEALTH CARE SERVICES - 0.0%
InSight Health Services Holdings Corporation *                520            390
                                                                    ------------
PAPER PRODUCTS - 0.0%
Tembec, Inc. *                                              4,650         15,862
                                                                    ------------
TOTAL COMMON STOCK (Cost $151,494)                                  $     29,412
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND - 21.8%
AUTOMOTIVE -1.7%
Cooper-Standard Automotive, Inc.
   8.375%, 2014                                      $     35,000         26,513
Dura Operating Corporation
   8.625%, 2012 (1)                                        21,000          1,785
Ford Motor Company
   7.45%, 2031                                              4,000          2,640
Ford Motor Credit Company LLC
   7.25%, 2011                                             41,000         33,678
General Motors Acceptance Corporation
   6.875%, 2011                                            12,000          9,184
GMAC LLC
   3.749%, 2008 (2)                                     3,000,000      2,830,332
Sonic Automotive, Inc.
   8.63%, 2013                                             23,000         21,275
                                                                    ------------
                                                                       2,925,407
                                                                    ------------
BANKING - 6.9%
Kaupthing Bank HF
   4.958%, 2010 (2)(3)(4)(5)                            5,000,000      4,512,890
Republic New York Capital I
   7.75%, 2026                                          2,000,000      1,975,714
Standard Chartered plc
   6.409%, 2049 (2)(4)(5)                               2,000,000      1,643,130
USB Capital IX
   6.189%, 2049 (2)                                     3,000,000      2,227,500
Wachovia Capital Trust III
   5.80%, 2042 (2)                                      2,000,000      1,425,000
                                                                    ------------
                                                                      11,784,234
                                                                    ------------
BROKERAGE - 1.2%
E*Trade Financial Corporation
   8.00%, 2011                                             25,000         20,875
Janus Capital Group, Inc.
   5.875%, 2011                                         2,000,000      2,025,202
                                                                    ------------
                                                                       2,046,077
                                                                    ------------
BUILDING MATERIALS - 0.0%
Dayton Superior Corporation
   10.75%, 2008                                            28,000         28,787

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
BUILDING MATERIALS (CONTINUED)
Legrand France S.A.
   8.50%, 2025                                       $     20,000   $     22,549
                                                                    ------------
                                                                          51,336
                                                                    ------------
CHEMICALS - 0.1%
Geo Specialty Chemicals
   11.188%, 2009                                           29,000         21,714
Hercules, Inc.
   6.75%, 2029                                             21,000         19,740
Huntsman LLC
   11.63%, 2010                                            45,000         47,587
Mosaic Global Holdings, Inc.
   7.375%, 2018                                            18,000         18,360
                                                                    ------------
                                                                         107,401
                                                                    ------------
CONSTRUCTION MACHINERY - 0.0%
United Rentals North America, Inc.
   7.00%, 2014                                             44,000         34,540
                                                                    ------------
ELECTRIC - 0.9%
AES Corporation
   8.75%, 2013 (4)(5)                                      32,000         33,280
Allegheny Energy Supply
   8.25%, 2012 (4)(5)                                      65,000         70,200
DPL, Inc.
   6.875%, 2011                                            25,000         26,680
NorthWestern Corporation
   5.875%, 2014                                            14,000         14,109
PSEG Energy Holdings LLC
   8.50%, 2011                                             34,000         35,963
WPS Resources Corporation
   6.11%, 2066 (2)                                      1,500,000      1,293,036
                                                                    ------------
                                                                       1,473,268
                                                                    ------------
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
   8.00%, 2014                                             46,000         38,985
Universal City Development Partners
   11.75%, 2010                                            44,000         45,210
                                                                    ------------
                                                                          84,195
                                                                    ------------
ENVIRONMENTAL - 0.0%
Allied Waste North America, Inc.
   5.75%, 2011                                             50,000         48,875
Browning-Ferris Industries, Inc.
   9.25%, 2021                                             20,000         20,700
                                                                    ------------
                                                                          69,575
                                                                    ------------
FINANCIAL - OTHER - 0.3%
AAC Group Holding Corporation
   0.00%, 2012 (6)                                          5,000          4,050
Affinia Group, Inc.
   9.00%, 2014                                             30,000         25,913
AGFC Capital Trust I
   6.00%, 2067 (2)(4)(5)                                  500,000        412,027

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
FINANCIAL - OTHER (CONTINUED)
PXRE Capital Trust I
   8.85%, 2027                                       $     31,000   $     29,140
Triad Acquisition Corporation
   11.125%, 2013                                           13,000          7,280
                                                                    ------------
                                                                         478,410
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 2.8%
General Motors Acceptance Corporation
   6.75%, 2014                                             26,000         18,400
   8.00%, 2031                                            124,000         88,870
Nelnet, Inc.
   7.40%, 2036 (2)                                      4,000,000      2,605,968
Residential Capital LLC
   6.178%, 2009 (2)                                     2,000,000      1,140,000
   7.828%, 2009 (2)(4)(5)                               2,500,000        925,000
                                                                    ------------
                                                                       4,778,238
                                                                    ------------
FOOD & BEVERAGE - 1.8%
Cadbury Schweppes US Finance LLC
   3.875%, 2008 (4)(5)                                  3,000,000      2,993,538
Harry & David Holdings, Inc.
   8.076%, 2012 (2)                                        12,000         10,080
Viskase Companies, Inc.
   11.50%, 2011                                            30,000         30,000
                                                                    ------------
                                                                       3,033,618
                                                                    ------------
GAMING - 0.0%
155 East Tropicana LLC
   8.75%, 2012                                             25,000         25,250
MTR Gaming Group, Inc.
   9.75%, 2010                                             14,000         13,510
Wynn Las Vegas Capital Corporation
   6.63%, 2014                                             32,000         30,800
                                                                    ------------
                                                                          69,560
                                                                    ------------
HEALTH CARE - 0.0%
Tenet Healthcare Corporation
   6.375%, 2011                                            12,000         10,830
   9.25%, 2015                                             58,000         54,230
                                                                    ------------
                                                                          65,060
                                                                    ------------
HOME CONSTRUCTION - 0.0%
Beazer Homes USA, Inc.
   8.625%, 2011                                            22,000         16,940
   8.375%, 2012                                            27,000         20,587
K Hovnanian Enterprises, Inc.
   8.875%, 2012                                            31,000         17,205
                                                                    ------------
                                                                          54,732
                                                                    ------------
INDEPENDENT ENERGY - 0.0%
Stone Energy Corporation
   8.25%, 2011                                             57,000         56,430
Whiting Petroleum Corporation
   7.25%, 2012                                             10,000          9,875

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
INDEPENDENT ENERGY (CONTINUED)
Whiting Petroleum Corporation
(continued)
   7.25%, 2013                                       $      4,000   $      3,940
                                                                    ------------
                                                                          70,245
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
Atlantic Mutual Insurance Company
   8.15%, 2028 (4)(5)                                      59,000          5,900
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                            500,000        495,000
Navigators Group, Inc.
   7.00%, 2016                                          1,000,000        974,146
TIG Holdings, Inc.
   8.597%, 2027 (4)(5)                                     34,000         30,600
                                                                    ------------
                                                                       1,505,646
                                                                    ------------
LODGING - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 2015                                            25,000         24,326
                                                                    ------------
MEDIA-CABLE - 0.1%
Cablevision Systems Corporation
   9.664%, 2009 (2)                                        22,000         21,835
CSC Holdings, Inc.
   7.25%, 2008                                             17,000         17,000
Echostar DBS Corporation
   6.625%, 2014                                            19,000         17,290
Mediacom LLC
   9.50%, 2013                                             30,000         27,600
Shaw Communications, Inc.
   8.25%, 2010                                             54,000         56,295
                                                                    ------------
                                                                         140,020
                                                                    ------------
MEDIA - NON CABLE - 0.0%
Cenveo Corporation
   7.875%, 2013                                            33,000         26,730
Sinclair Broadcast Group, Inc.
   8.00%, 2012                                              4,000          4,040
                                                                    ------------
                                                                          30,770
                                                                    ------------
METALS & MINING - 0.0%
Ispat Inland ULC
   9.75%, 2014                                             38,000         40,870
Trimas Corporation
   9.875%, 2012                                            31,000         26,970
                                                                    ------------
                                                                          67,840
                                                                    ------------
NATURAL GAS PIPELINES - 0.1%
Williams Companies, Inc.
   8.125%, 2012                                            53,000         57,903
   8.75%, 2032                                             24,000         27,720
                                                                    ------------
                                                                          85,623
                                                                    ------------
PACKAGING - 0.0%
Constar International, Inc.
   6.44%, 2012 (2)(5)                                      15,000         12,075
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
PAPER - 0.5%
Cascades, Inc.
   7.25%, 2013                                       $     39,000   $     34,417
Georgia-Pacific Corporation
   8.00%, 2024                                             51,000         44,880
Sino-Forest Corporation
   9.13%, 2011 (4)(5)                                     700,000        679,000
                                                                    ------------
                                                                         758,297
                                                                    ------------
RAILROADS - 0.1%
Grupo Transportacion Ferroviaria
   Mexicana S.A. DE CV
   9.375%, 2012                                            35,000         36,138
Kansas City Southern Railway
   9.50%, 2008                                             59,000         59,811
   7.50%, 2009                                             20,000         20,300
                                                                    ------------
                                                                         116,249
                                                                    ------------
REITS - 3.5%
BFSaul Reit
   7.50%, 2014                                             21,000         18,637
HRPT Properties Trust
   3.40%, 2011 (2)                                      2,499,000      2,416,441
iStar Financial, Inc.
   4.875%, 2009                                         3,000,000      2,700,000
Rouse Company, LP
   8.00%, 2009                                            850,000        830,124
                                                                    ------------
                                                                       5,965,202
                                                                    ------------
RETAILERS - 0.0%
Foot Locker, Inc.
   8.50%, 2022                                             25,000         22,000
Toys R US, Inc.
   7.375%, 2018                                            21,000         14,543
                                                                    ------------
                                                                          36,543
                                                                    ------------
SERVICES - 0.0%
Allied Security Escrow Corporation
   11.375%, 2011                                           22,000         18,920
Cornell Companies, Inc.
   10.75%, 2012                                            30,000         31,275
                                                                    ------------
                                                                          50,195
                                                                    ------------
TECHNOLOGY - 0.1%
Lucent Technologies, Inc.
   6.45%, 2029                                             55,000         39,325
Nortel Networks Corporation
   6.875%, 2023                                            31,000         19,065
Sanmina-SCI Corporation
   6.75%, 2013                                             66,000         57,255
                                                                    ------------
                                                                         115,645
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
Millicom International Cellular S.A.
   10.00%, 2013                                            42,000         44,520

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELESS
(CONTINUED)
Nextel Communications, Inc.
   7.375%, 2015                                      $     65,000   $     50,050
                                                                    ------------
                                                                          94,570
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation
   7.30%, 2011                                             37,000         40,076
   8.00%, 2031                                             37,000         43,235
Axtel SAB de CV
   11.00%, 2013                                            13,000         14,105
Cincinnati Bell, Inc.
   7.25%, 2013                                              9,000          8,842
   8.375%, 2014                                            71,000         66,563
Qwest Corporation
   6.05%, 2013 (2)                                         10,000          9,000
   7.25%, 2025                                             42,000         36,540
Securus Technologies, Inc.
   11.00%, 2011                                            18,000         12,960
                                                                    ------------
                                                                         231,321
                                                                    ------------
TOBACCO - 0.0%
Alliance One International, Inc.
   11.00%, 2012                                            21,000         21,315
                                                                    ------------
TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd.
   8.50%, 2013                                             46,000         46,690
                                                                    ------------
U.S. BANKING - 0.5%
PartnerRe Finance II
   6.44%, 2066 (2)                                      1,000,000        851,848
                                                                    ------------
TOTAL CORPORATE BOND (Cost $44,677,090)                             $ 37,280,071
                                                                    ------------
PREFERRED STOCK - 3.3%
INSURANCE - LIFE - 1.2%
WoodBourne Pass-Through Trust
   4.158%, 2008 (4)(5)                                         30      2,111,250
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.0%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017                                            80,000      1,724,000
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.1%
Federal Home Loan Mortgage Corporation
   8.375%, 2012                                            34,000        829,600
Federal National Mortgage Association
   8.25%, 2010                                             40,000        962,000
                                                                    ------------
                                                                       1,791,600
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $6,899,990)                             $  5,626,850
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MORTGAGE BACKED SECURITIES -18.4%
OTHER NON-AGENCY -16.6%
CMO'S -16.6%
Chaseflex Trust
   2006-1, 5.935% - 2036 (2)(3)                      $  5,000,000   $  4,795,123
Countrywide Alternative Loan Trust
   2005-30CB, 2.899% - 2035 (2)                         3,489,344      2,970,127
Harborview Mortgage Loan Trust
   2005-9, 2.876% - 2035 (2)                            1,218,759        948,198
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036                                3,000,000      2,936,246
   2006-S3, 6.00% - 2036 (3)                            5,000,000      4,899,188
JP Morgan Mortgage Trust
   2004-A5, 4.827% - 2034 (2)                           2,938,925      2,845,129
   2007-A2, 6.053% - 2037 (2)(3)                        5,000,000      3,888,984
Master Adjustable Rate Mortgages Trust
   2003-5, 4.474% - 2033 (2)                            1,883,976      1,889,038
Washington Mutual, Inc.
   2005-AR16 1A1, 5.101% - 2035 (2)(3)                  3,375,836      3,281,291
                                                                    ------------
                                                                      28,453,324
                                                                    ------------
U.S. GOVERNMENT SPONSORED
SECURITIES -1.8%
CMO'S -1.8%
Government National Mortgage Association
   GNR 2008-17 A, 5.00% - 2035                          2,994,932      2,988,146
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $33,757,512)                                               $ 31,441,470
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 5.4%
                                                                    ------------
Federal Home Loan Bank
   1.95% - 2008 (3)                                     3,700,000      3,696,593
   2.40% - 2008 (3)                                     3,800,000      3,799,240
   4.00% - 2008 (6)                                     1,700,000      1,700,146
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (Cost $9,196,730)                                                $  9,195,979
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill
   3.10%, 2008                                            400,000        399,079
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $397,761)                                                  $    399,079
                                                                    ------------
ASSET BACKED SECURITIES - 9.2%
HOME EQUITY LOANS - 9.2%
Ameriquest Mortgage Securities, Inc.
   2005-R7, 2.859%, 2035 (2)                            2,294,278      2,222,231
Asset Backed Securities Corporation Home Equity
   2005-HE6, 3.089%, 2035 (2)(3)                        5,000,000      4,222,466

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (CONTINUED)
HOME EQUITY LOANS (CONTINUED)
Credit-Based Asset Servicing and Securitization
   LLC
   2005-CB5, 2.859%, 2035 (2)                        $  2,404,840   $  2,294,111
   2004-CB4, 5.497%, 2035                                 467,843        463,150
Fremont Home Loan Trust
   2005-2, 2.849%, 2035 (2)                               389,843        387,686
Option One Mortgage Loan Trust
   2005-3, 2.849%, 2035 (2)                               544,663        537,907
Residential Asset Mortgage Products, Inc.
   2005-RS7, 2.869%, 2035 (2)                           2,331,145      2,200,217
Residential Asset Securities Corporation
   2005-KS7, 2.829%, 2035 (2)                           1,723,693      1,684,410
Structured Asset Investment Loan Trust
   2005-HE3, 2.849%, 2035 (2)                           1,807,018      1,767,591
                                                                    ------------
                                                                      15,779,769
                                                                    ------------
OTHER -0.0%
Squared CDO, Ltd.
   2007-1A, 4.089%, 2057 (2)(4)(7)                      3,000,000             --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $19,935,122)                                               $ 15,779,769
                                                                    ------------
COMMERCIAL PAPER - 41.8%
AUTOMOTIVE -2.2%
American Honda Finance
   2.79%, 4/21/2008                                     1,000,000        998,360
   2.15%, 4/25/2008                                     2,707,000      2,703,120
                                                                    ------------
                                                                       3,701,480
                                                                    ------------
BANKING - 7.0%
UBS Finance (DE) LLC
   2.71%, 4/14/2008                                     1,900,000      1,898,141
   2.85%, 4/30/2008                                     2,600,000      2,594,031
Wells Fargo & Company, Inc.
   2.40%, 4/10/2008 (3)                                 3,500,000      3,497,900
   2.40%, 4/11/2008 (3)                                 4,000,000      3,997,333
                                                                    ------------
                                                                      11,987,405
                                                                    ------------
BROKERAGE -7.9%
Goldman Sachs Group, Inc.
   2.32%, 4/16/2008 (3)                                 4,800,000      4,795,360
ING (US) Funding
   3.01%, 4/21/2008 (3)                                 4,000,000      3,993,311
JP Morgan Chase & Company
   2.50%, 4/28/2008 (3)                                 4,700,000      4,691,188
                                                                    ------------
                                                                      13,479,859
                                                                    ------------
CONSUMER PRODUCTS - 4.1%
Procter & Gamble International Funding
   2.65%, 4/7/2008                                      3,000,000      2,998,675
   2.15%, 4/17/2008 (3)                                 4,000,000      3,996,178
                                                                    ------------
                                                                       6,994,853
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED MANUFACTURING - 2.2%
General Electric Company
   2.27%, 5/1/2008 (3)                                  3,700,000   $  3,693,001
                                                                    ------------
ELECTRIC -2.6%
Southern Company
   2.25%, 4/22/2008 (3)                                 4,400,000      4,394,225
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 4.7%
Caterpillar Financial Services Corporation
   2.40%, 4/16/2008 (3)                                 4,700,000      4,695,300
General Electric Capital Corporation
   2.25%, 4/15/2008 (3)                                 3,400,000      3,397,025
                                                                    ------------
                                                                       8,092,325
                                                                    ------------
FOOD & BEVERAGE - 5.8%
Archer Daniels-Midland Company
   2.93%, 4/2/2008 (3)                                  3,800,000      3,799,690
Nestle Capital Corporation
   2.49%, 4/8/2008                                      2,200,000      2,198,935
   2.24%, 4/9/2008 (3)                                  4,000,000      3,998,009
                                                                    ------------
                                                                       9,996,634
                                                                    ------------
NON U.S. BANKING -5.3%
Danske Corporation
   3.00%, 4/1/2008                                      2,600,000      2,600,000
Royal Bank of Canada
   2.81%, 4/3/2008 (3)                                  5,000,000      4,999,219
   2.81%, 4/4/2008                                      1,500,000      1,499,649
                                                                    ------------
                                                                       9,098,868
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $71,438,739)                           $ 71,438,650
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - CAPITAL
   PRESERVATION SERIES)
   (COST $186,454,438) -100.1%                                      $171,191,280
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                          (250,438)
                                                                    ------------
TOTAL NET ASSETS -100.0%                                            $170,940,842
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $186,454,438.

*    - Non-income producing security

1    - Security is in default of interest and/or principal obligations.

2 - Variable rate security. Rate indicated is rate effective at March 31, 2008.

3    - Security is segregated as collateral for open futures contracts.

4    - Security was acquired through a private placement.

5 - Security is a 144A security. The total market value of 144A securities is $13,428,890 (cost $16,858,080), or 7.9% of total net assets.

6 - Security is a step-up bond. Rate indicated is rate effective at March 31, 2008.

7 - Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $2,966,410), or 0.0% of total net assets.

Glossary:

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2008 (Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND - 36.2%
AUTOMOTIVE - 1.9%
GMAC LLC
   3.749%, 2008 (1)(2)                               $  1,400,000   $  1,320,822
                                                                    ------------
BANKING - 4.6%
BankBoston Capital Trust IV
   3.59%, 2028 (2)                                        700,000        544,286
BOI Capital Funding No. 2, LP
   5.571%, 2049 (2)(3)(4)                                 350,000        276,358
Chase Capital III
   3.626%, 2027 (2)                                       700,000        610,545
Rabobank Capital Funding II
   5.26%, 2049 (2)(3)(4)                                  700,000        600,929
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                            1,250,000      1,026,956
US Central Federal Credit Union
   2.70%, 2009                                            118,182        119,013
                                                                    ------------
                                                                       3,178,087
                                                                    ------------
BUILDING MATERIALS - 0.4%
CRH America, Inc.
   6.95%, 2012                                            300,000        314,382
                                                                    ------------
CHEMICALS - 0.5%
PPG Industries, Inc.
   7.40%, 2019                                            350,000        386,235
                                                                    ------------
ELECTRIC - 3.0%
Arizona Public Service Company
   6.38%, 2011                                            300,000        311,061
Cincinnati Gas & Electric
   5.70%, 2012                                            300,000        315,376
Kansas Gas & Electric
   5.65%, 2021                                            294,943        291,902
Oncor Electric Delivery Company
   6.38%, 2015                                            300,000        299,882
Pennsylvania Electric Company
   6.05%, 2017                                            350,000        347,997
WPS Resources Corporation
   6.11%, 2066 (2)                                        600,000        517,214
                                                                    ------------
                                                                       2,083,432
                                                                    ------------
FINANCIAL - OTHER - 2.5%
Berkshire Hathaway Finance Corporation
   4.75%, 2012 (1)                                      1,000,000      1,039,339
Willis North America, Inc.
   5.63%, 2015                                            700,000        696,419
                                                                    ------------
                                                                       1,735,758
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.2%
CIT Group Funding Company of Canada
   4.65%, 2010                                          1,000,000        820,627
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 2.7%
Nelnet, Inc.
   7.40%, 2036 (2)                                      1,500,000        977,238

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER (CONTINUED)
Residential Capital LLC
   7.828%, 2009 (2)(3)(4)                            $  2,000,000   $    740,000
   8.50%, 2012                                            350,000        171,500
                                                                    ------------
                                                                       1,888,738
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.5%
General Electric Capital Corporation
   5.88%, 2012                                            300,000        318,143
                                                                    ------------
FOOD & BEVERAGE - 1.2%
General Mills, Inc.
   5.70%, 2017                                            800,000        806,582
                                                                    ------------
HEALTH CARE - 0.5%
Anthem, Inc.
   6.80%, 2012                                            300,000        320,705
                                                                    ------------
INDEPENDENT ENERGY - 0.5%
Devon Financing Corporation ULC
   6.88%, 2011                                            300,000        327,445
                                                                    ------------
INSURANCE - LIFE - 1.0%
AIG SunAmerica Global Financing X
   6.90%, 2032 (3)(4)                                     700,000        702,414
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 1.3%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                            200,000        198,000
Nationwide Mutual Insurance Company
   8.25%, 2031 (3)(4)                                     400,000        420,125
Navigators Group, Inc.
   7.00%, 2016                                            300,000        292,244
                                                                    ------------
                                                                         910,369
                                                                    ------------
INTEGRATED ENERGY - 1.4%
Petrobras International Finance Company
   6.125%, 2016 (1)                                     1,000,000        997,200
                                                                    ------------
MEDIA-CABLE -0.4%
Jones Intercable, Inc.
   7.63%, 2008                                            275,000        275,322
                                                                    ------------
METALS & MINING - 0.5%
United States Steel Corporation
   6.05%, 2017                                            350,000        323,740
                                                                    ------------
NATURAL GAS PIPELINES - 0.3%
Express Pipeline, LP
   6.47%, 2013 (3)(4)                                     171,733        185,520
                                                                    ------------
PAPER - 0.4%
Sino-Forest Corporation
   9.13%, 2011 (3)(4)                                     300,000        291,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
PHARMACEUTICALS - 1.9%
AstraZeneca pic
   5.90%, 2017 (1)                                   $  1,250,000   $  1,321,329
                                                                    ------------
RAILROADS - 1.0%
Canadian National Railway Company
   6.25%, 2034                                            700,000        679,454
                                                                    ------------
REIT'S - 3.3%
Hospitality Properties Trust
   6.70%, 2018 (1)                                      1,500,000      1,284,889
Reckson Operating Partnership, LP
   5.15%, 2011                                            700,000        692,339
Rouse Company, LP
   8.00%, 2009                                            325,000        317,401
                                                                    ------------
                                                                       2,294,629
                                                                    ------------
TECHNOLOGY - 0.5%
Science Applications International
Corporation
   7.13%, 2032                                            300,000        323,647
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                            700,000        553,000
                                                                    ------------
TRANSPORTATION SERVICES -0.5%
TTX Company
   4.90%, 2015 (3)(4)                                     350,000        375,549
                                                                    ------------
U.S. BANKING-0.4%
PartnerRe Finance II
   6.44%, 2066 (2)                                        350,000        298,147
                                                                    ------------
UTILITY-OTHER - 3.0%
American Water Capital Corporation
   6.085%, 2017 (1)(3)                                  2,000,000      2,081,346
                                                                    ------------
TOTAL CORPORATE BOND (Cost $28,255,301)                             $ 25,113,622
                                                                    ------------
PREFERRED STOCK - 2.7%
INSURANCE - LIFE - 0.8%
WoodBourne Pass-Through Trust
   4.158%, 2008 (3)(4)                                          8        563,000
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.0%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017                                            32,000        689,600
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
Federal Home Loan Mortgage Corporation
   8.375%, 2012                                            10,000        244,000
Federal National Mortgage Association
   8.25%, 2010                                             16,000        384,800
                                                                    ------------
                                                                         628,800
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $2,265,364)                             $  1,881,400
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MORTGAGE BACKED SECURITIES - 47.4%
OTHER NON-AGENCY - 14.3%
CMO'S - 14.3%
Chase Commercial Mortgage Securities
Corporation
   1998-1, 6.56% - 2030                              $    225,000   $    224,635
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.237% - 2035 (1)(2)                    1,225,842      1,194,171
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(2)                         2,000,000      1,918,049
Homebanc Mortgage Trust
   2006-1, 6.078% - 2037 (1)(2)                         1,076,721      1,047,366
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (1)                            2,000,000      1,957,497
   2006-S3, 6.00% - 2036 (1)                            1,671,000      1,637,309
JP Morgan Mortgage Trust
   2006-A3, 5.302% - 2036 (2)                             581,206        585,402
Washington Mutual, Inc.
   2005-AR16 1A1, 5.101% - 2035 (1)(2)                  1,350,334      1,312,516
                                                                    ------------
                                                                       9,876,945
                                                                    ------------
U.S. GOVERNMENT SPONSORED
AGENCIES - 29.9%
CMO'S - 4.3%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016                              944,617        960,453
Federal National Mortgage Association
   FNR 1990-108 G, 7.00% - 2020                            35,276         37,253
   FNR 2007-26 JB, 5.00% - 2032 (1)                     2,000,000      1,961,689
                                                                    ------------
                                                                       2,959,395
                                                                    ------------
PASS-THRU'S - 25.6%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (1)                            1,209,243      1,227,863
   #E01488, 5.00% - 2018                                  943,846        958,020
   #E01538, 5.00% - 2018                                  958,365        972,631
   #C44050, 7.00% - 2030                                   22,207         23,581
   #C01172, 6.50% - 2031                                   30,576         31,746
   #C01210, 6.50% - 2031                                   38,178         39,925
   #C50964, 6.50% - 2031                                   39,098         40,593
   #C50967, 6.50% - 2031                                    8,609          9,003
   #C01277, 7.00% - 2031                                   61,440         64,539
   #C01292, 6.00% - 2032                                  169,517        175,111
   #C62801, 6.00% - 2032                                   82,981         85,719
   #C01287, 6.50% - 2032                                  107,397        111,505
   #A16943, 6.00% - 2033                                  676,037        697,033
   #A17903, 6.00% - 2034                                  817,136        841,037
Federal National Mortgage Association
   #254473, 5.50% - 2017                                  900,213        923,996
   #720714, 4.50% - 2018                                  933,797        933,300
   #555549, 5.00% - 2018 (1)                            1,142,624      1,154,551
   #750465, 5.00% - 2018                                  939,217        952,528

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #780952, 4.00% - 2019 (1)                         $  1,336,248   $  1,308,325
   #252806, 7.50% - 2029                                   24,607         26,606
   #252874, 7.50% - 2029                                   21,547         23,298
   #535277, 7.00% - 2030                                   15,611         16,398
   #190307, 8.00% - 2030                                   12,097         13,111
   #253356, 8.00% - 2030                                   15,132         16,400
   #541735, 8.00% - 2030                                   19,632         21,278
   #585348, 6.50% - 2031                                   25,835         26,779
   #254477, 5.50% - 2032                                  395,619        399,747
   #254198, 6.00% - 2032                                  233,733        239,647
   #254377, 6.00% - 2032                                  319,936        329,750
   #666750, 6.00% - 2032                                  351,812        360,714
   #254346, 6.50% - 2032                                  106,253        110,136
   #545691, 6.50% - 2032                                  142,189        147,387
   #659790, 6.50% - 2032                                  138,729        144,620
   #640008, 7.00% - 2032                                   80,175         84,219
   #688328, 5.50% - 2033                                  746,171        755,687
   #689108, 5.50% - 2033                                  501,980        508,682
   #709748, 5.50% - 2033                                  965,556        978,448
   #713971, 5.50% - 2033                                  914,497        926,159
   #754903, 5.50% - 2033                                  639,024        645,027
   #725033, 6.00% - 2034                                  440,244        453,276
   #255554, 5.50% - 2035 (1)                              980,445        992,228
                                                                    ------------
                                                                      17,770,603
                                                                    ------------
                                                                      20,729,998
                                                                    ------------
U.S. GOVERNMENT SPONSORED
SECURITIES - 3.2%
CMO'S - 2.2%
Government National Mortgage
Association
   GNR 2008-17 A, 5.00%-2035 (1)                        1,497,466      1,494,073
                                                                    ------------
PASS-THRU'S - 1.0%
Government National Mortgage Association
   #313107, 7.00% - 2022                                   46,584         49,058
   #328618, 7.00% - 2022                                   15,352         16,167
   #352022, 7.00% - 2023                                   29,580         31,151
   #369303, 7.00% - 2023                                   50,566         53,252
   G2 1260, 7.00% - 2023                                    4,804          5,053
   #347017, 7.00% - 2024                                   19,581         20,621
   #371006, 7.00% - 2024                                   14,950         15,743
   #371012, 7.00% - 2024                                   23,329         24,568
   G2 1849, 8.50% - 2024                                    3,547          3,883
   #780454, 7.00% - 2026                                   33,959         35,763
   G2 2320, 7.00% - 2026                                   10,271         10,803

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage
Association (continued)
   G2 2270, 8.00% - 2026                             $      8,755   $      9,381
   G2 2445, 8.00% - 2027                                   11,972         12,827
   #464356, 6.50% - 2028                                   32,289         33,600
   G2 2689, 6.50% - 2028                                   15,801         16,452
   #462680, 7.00% - 2028                                   22,191         23,370
   G2 2616, 7.00% - 2028                                   15,190         15,978
   #518436, 7.25% - 2029                                   19,091         20,433
   #491492, 7.50% - 2029                                   16,394         17,406
   #510704, 7.50% - 2029                                   21,239         22,550
   #781079, 7.50% - 2029                                   11,097         11,783
   #479229, 8.00% - 2030                                   12,382         13,317
   #479232, 8.00% - 2030                                   10,358         11,140
   #508342, 8.00% - 2030                                   29,309         31,523
   G2 2909, 8.00% - 2030                                   13,380         14,337
   #538285, 6.50% - 2031                                   29,763         30,972
   #564472, 6.50% - 2031                                   92,636         96,815
   #552324, 6.50% - 2032                                   55,989         58,263
                                                                    ------------
                                                                         706,209
                                                                    ------------
                                                                       2,200,282
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $32,905,445)                                                  $ 32,807,225
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 4.9%
Federal Farm Credit Discount Note
   1.50% - 2008 (1)                                     1,800,000      1,799,850
Federal National Mortgage Association
   6.63% - 2030                                           250,000        309,342
   7.13% - 2030 (1)                                     1,000,000      1,299,699
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $3,084,949)                                                $  3,408,891
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 6.0%
U.S. Treasury Bill
   1.44%, 2008                                             15,000         14,891
   3.10%, 2008                                            150,000        149,655
U.S. Treasury Notes
   2.00%, 2010 (1)                                      4,000,000      4,027,812
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,184,727)                                                   $  4,192,358
                                                                    ------------
ASSET BACKED SECURITIES - 1.0%
HOME EQUITY LOANS - 1.0%
Credit-Based Asset Servicing and
Securitization LLC
   2005-CB5, 2.859%, 2035 (2)                             693,437        661,508
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES (CONTINUED)
OTHER - 0.0%
Squared CDO, Ltd.
   2007-1A, 4.089%, 2057 (2)(3)(5)                   $    800,000   $         --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $1,484,480)                     $    661,508
                                                                    ------------
COMMERCIAL PAPER - 1.9%
BROKERAGE - 1.9%
JP Morgan Chase & Company
   2.14%, 4/1/2008 (1)                                  1,300,000      1,300,000
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $1,300,000)                            $  1,300,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND -
DIVERSIFIED INCOME SERIES)
   (COST $73,480,266) - 100.1%                                      $ 69,365,004
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                           (83.890)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 69,281,114
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $74,013,139.

1 - Security is segregated as collateral for open futures contracts.

2 - Variable rate security. Rate indicated is rate effective at March 31, 2008.

3 - Security was acquired through a private placement.

4 - Security is a 144A security. The total market value of 144A securities is $5,181,851 (cost $7,133,498), or 7.5% of total net assets.

5 - Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $791,043), or 0.0% of total net assets.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK - 0.0%
MORTGAGE REITS - 0.0%
Bimini Capital Management, Inc. * (1)                      15,250   $      4,118
HomeBanc Corporation *                                     20,000            100
                                                                    ------------
                                                                           4,218
                                                                    ------------
TOTAL COMMON STOCK (Cost $372,076)                                  $      4,218
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CONVERTIBLE BOND - 2.6%
AEROSPACE & DEFENSE - 0.9%
DRS Technologies, Inc.
   2.00%, 2026 (2)(3)                                $    450,000        506,813
                                                                    ------------
AUTOMOTIVE - 0.6%
Sonic Automotive, Inc.
   5.25%, 2009                                            350,000        343,000
                                                                    ------------
HEALTH CARE SERVICES - 0.5%
Aspect Medical Systems, Inc.
   2.50%, 2014                                            275,000        149,531
Invacare Corporation
   4.125%, 2027                                           150,000        167,952
                                                                    ------------
                                                                         317,483
                                                                    ------------
PETROLEUM - 0.2%
USEC, Inc.
   3.00%, 2014                                            150,000         87,187
                                                                    ------------
TELECOMMUNICATIONS - 0.4%
Nextel Communications, Inc.
   5.25%, 2010                                            250,000        229,375
                                                                    ------------
TOTAL CONVERTIBLE BOND (Cost $1,619,205)                            $  1,483,858
                                                                    ------------
CORPORATE BOND - 80.7%
AEROSPACE & DEFENSE - 1.5%
Esterline Technologies Corporation
   7.75%, 2013 (3)                                        350,000        355,250
Vought Aircraft Industries, Inc.
   8.00%, 2011                                            550,000        504,625
                                                                    ------------
                                                                         859,875
                                                                    ------------
AIRLINES - 2.7%
Calair Capital Corporation
   8.13%, 2008 (2)                                        325,000        325,000
Continental Airlines, Inc.
   7.03%, 2011                                            202,517        182,265
   8.31%, 2011                                            324,386        303,301
Delta Air Lines, Inc.
   7.71%, 2011                                            225,000        207,000
   7.78%, 2012                                            595,075        553,420
                                                                    ------------
                                                                       1,570,986
                                                                    ------------
AUTOMOTIVE - 4.9%
Ford Motor Credit Company LLC
   8.708%, 2012 (4)                                       200,000        187,931

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
AUTOMOTIVE (CONTINUED)
General Motors Corporation
   8.375%, 2033                                      $    850,000   $    599,250
Group 1 Automotive, Inc.
   8.25%, 2013                                            450,000        423,000
Metaldyne Corporation
   11.00%, 2012                                           500,000        140,000
Sonic Automotive, Inc.
   8.63%, 2013                                            400,000        370,000
Tenneco, Inc.
   8.63%, 2014                                            450,000        442,125
TRW Automotive, Inc.
   7.25%, 2014 (2)(3)                                     750,000        682,500
                                                                    ------------
                                                                       2,844,806
                                                                    ------------
BANKING - 1.1%
Cardtronics, Inc.
   9.25%, 2013                                            600,000        564,000
FCB Capital Trust
   8.05%, 2028                                             50,000         52,015
                                                                    ------------
                                                                         616,015
                                                                    ------------
BROKERAGE - 2.1%
E*Trade Financial Corporation
   8.00%, 2011                                            750,000        626,250
   7.875%, 2015                                           850,000        603,500
                                                                    ------------
                                                                       1,229,750
                                                                    ------------
CHEMICALS - 1.0%
CNA Holdings, Inc.
   7.13%, 2009                                            100,000         95,000
PolyOne Corporation
   6.52%, 2010                                            175,000        162,750
   6.58%, 2011                                            375,000        345,000
                                                                    ------------
                                                                         602,750
                                                                    ------------
CONSTRUCTION MACHINERY - 2.1%
RSC Equipment Rental, Inc.
   9.50%, 2014                                            700,000        584,500
United Rentals North America, Inc.
   6.50%, 2012                                            375,000        339,375
   7.00%, 2014                                            375,000        294,375
                                                                    ------------
                                                                       1,218,250
                                                                    ------------
CONSUMER PRODUCTS - 0.9%
Hanesbrands, Inc.
   8.204%, 2014 (3)(4)                                    100,000         88,750
Sealy Mattress Company
   8.25%, 2014                                            500,000        417,500
                                                                    ------------
                                                                         506,250
                                                                    ------------
DISTRIBUTORS - 1.3%
SemGroup, LP
   8.75%, 2015 (2)(3)                                     800,000        732,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2008 (Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC - 1.3%
AES Red Oak LLC
     8.54%, 2019                                     $    575,377   $    575,377
East Coast Power LLC
   7.07%, 2012                                             56,347         59,269
GrafTech Finance, Inc.
   10.25%, 2012                                            97,000        100,395
                                                                    ------------
                                                                         735,041
                                                                    ------------
ENVIRONMENTAL - 0.2%
Casella Waste Systems, Inc.
   9.75%, 2013                                            100,000         97,750
                                                                    ------------
FINANCIAL - OTHER - 1.2%
Harland Clarke Holdings Corporation
   7.815%, 2015 (4)                                       600,000        372,000
Progress Capital Trust I
   10.50%, 2027                                           300,000        324,440
                                                                    ------------
                                                                         696,440
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 1.8%
General Motors Acceptance Corporation
   6.75%, 2014                                            350,000        247,695
   8.00%, 2031                                            650,000        465,850
Residential Capital LLC
   8.875%, 2015                                           700,000        339,500
                                                                    ------------
                                                                       1,053,045
                                                                    ------------
FOOD & BEVERAGE - 2.5%
Constellation Brands, Inc.
   8.375%, 2014                                           350,000        360,500
Dole Food Company, Inc.
   7.25%, 2010                                            350,000        269,500
   8.88%, 2011                                            350,000        283,500
Harry & David Holdings, Inc.
   9.00%, 2013                                            600,000        522,000
Land O' Lakes, Inc.
   8.75%, 2011                                             43,000         44,075
                                                                    ------------
                                                                       1,479,575
                                                                    ------------
GAMING - 6.7%
Boyd Gaming Corporation
   7.125%, 2016                                           700,000        563,500
Galaxy Entertainment Finance Company, Ltd.
   9.88%, 2012 (2)(3)                                     525,000        521,062
Harrah's Operating Company, Inc.
   10.75%, 2016 (2)(3)                                    750,000        631,875
MGM Mirage
   6.75%, 2012                                            375,000        347,813
Mohegan Tribal Gaming Authority
   6.375%, 2009                                           250,000        250,000
   7.125%, 2014                                           500,000        410,000
Pinnacle Entertainment, Inc.
   7.50%, 2015 (2)(3)                                     750,000        590,625

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Station Casinos, Inc.
   6.00%, 2012                                       $    575,000   $    471,500
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (2)(3)                                     100,000         95,500
                                                                    ------------
                                                                       3,881,875
                                                                    ------------
HEALTH CARE - 2.8%
Coventry Health Care, Inc.
   6.13%, 2015                                            425,000        422,045
HCA, Inc.
   6.50%, 2016                                            900,000        758,250
InvaCare Corporation
   9.75%, 2015 (3)                                        100,000        100,500
US Oncology, Inc.
   10.75%, 2014                                           325,000        320,937
                                                                    ------------
                                                                       1,601,732
                                                                    ------------
HOME CONSTRUCTION - 1.6%
Meritage Homes Corporation
   7.00%, 2014                                            500,000        378,750
   6.25%, 2015                                            750,000        562,500
                                                                    ------------
                                                                         941,250
                                                                    ------------
INDEPENDENT ENERGY - 1.8%
Copano Energy LLC
   8.125%, 2016                                           100,000        103,500
Forest Oil Corporation
   7.25%, 2019                                            125,000        127,187
MarkWest Energy Partners, LP
   8.50%, 2016                                            100,000        100,750
Range Resources Corporation
   7.38%, 2013                                            175,000        177,625
Southwestern Energy Company
   7.50%, 2018 (2)(3)                                     100,000        103,500
Transmeridian Exploration, Inc.
   12.00%, 2010                                           550,000        429,000
                                                                    ------------
                                                                       1,041,562
                                                                    ------------
INDUSTRIAL-OTHER - 1.2%
Anixter International, Inc.
   5.95%, 2015                                            250,000        220,645
Belden, Inc.
   7.00%, 2017                                            200,000        193,000
Corrections Corporation of America
   7.50%, 2011                                             50,000         50,500
Iron Mountain, Inc.
   8.25%, 2011                                            250,000        249,062
                                                                    ------------
                                                                         713,207
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.3%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                          1,355,000      1,341,450
                                                                    ------------
MEDIA-CABLE - 2.5%
Cablevision Systems Corporation
   9.64%, 2009 (4)                                        250,000        248,125

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
CSC Holdings, Inc.
   7.25%, 2008                                       $    125,000   $    125,000
   6.75%, 2012                                            175,000        168,875
Satelites Mexicanos S.A. de CV
   11.446%, 2011 (4)                                      878,505        808,225
Shaw Communications, Inc.
   7.25%, 2011                                            125,000        128,750
                                                                    ------------
                                                                       1,478,975
                                                                    ------------
MEDIA - NON CABLE - 5.0%
Block Communications, Inc.
   8.25%, 2015 (2)(3)                                     525,000        493,500
CMP Susquehanna Corporation
   9.875%, 2014                                           800,000        552,000
Idearc, Inc.
   8.00%, 2016                                            350,000        226,625
Intelsat, Ltd.
   7.63%, 2012                                            275,000        207,625
Morris Publishing Group LLC
   7.00%, 2013 (3)                                        900,000        513,000
Reader's Digest Association, Inc.
   9.00%, 2017 (2)(3)                                     100,000         66,750
RH Donnelley Corporation
   8.875%, 2016                                           350,000        221,375
Univision Communications, Inc.
   9.75%, 2015 (2)(3)                                   1,050,000        635,250
                                                                    ------------
                                                                       2,916,125
                                                                    ------------
METALS & MINING - 4.4%
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (2)(3)                                   1,200,000      1,080,000
Noble Group, Ltd.
   6.63%, 2015 (2)(3)                                     450,000        386,634
USEC, Inc.
   6.75%, 2009                                          1,125,000      1,091,250
                                                                    ------------
                                                                       2,557,884
                                                                    ------------
NATURAL GAS PIPELINES - 0.9%
Regency Energy Partners, LP
   8.375%, 2013                                           520,000        530,400
                                                                    ------------
OIL FIELD SERVICES - 0.4%
Stallion Oilfield Services
   9.75%, 2015 (2)(3)                                     300,000        205,500
                                                                    ------------
PACKAGING -1.4%
Ball Corporation
   6.88%, 2012                                            500,000        508,750
Graham Packaging Company, Inc.
   9.88%, 2014                                            375,000        315,000
                                                                    ------------
                                                                         823,750
                                                                    ------------
PAPER -2.5%
Georgia-Pacific Corporation
   7.13%, 2017 (2)(3)                                     175,000        161,875

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
PAPER (CONTINUED)
Rock-Tenn Company
   9.25%, 2016 (2)(3)                                $    100,000   $    103,500
Sino-Forest Corporation
   9.13%, 2011 (2)(3)                                   1,225,000      1,188,250
                                                                    ------------
                                                                       1,453,625
                                                                    ------------
PHARMACEUTICALS - 1.6%
Valeant Pharmaceuticals International
   7.00%, 2011                                            950,000        904,875
                                                                    ------------
REFINING - 1.4%
Frontier Oil Corporation
   6.63%, 2011                                            200,000        197,500
United Refining Company
   10.50%, 2012                                           650,000        643,500
                                                                    ------------
                                                                         841,000
                                                                    ------------
REIT'S - 3.7%
American Real Estate Partners, LP
   8.13%, 2012                                            950,000        926,250
   7.13%, 2013                                            350,000        317,625
BF Saul Reit
   7.50%, 2014                                            350,000        310,625
Rouse Company, LP
   8.00%, 2009                                            600,000        585,970
                                                                    ------------
                                                                       2,140,470
                                                                    ------------
RESTAURANTS - 0.1%
Seminole Hard Rock Entertainment, Inc.
   5.30%, 2014 (2)(3)(4)                                  100,000         79,250
                                                                    ------------
RETAILERS - 6.1%
Blockbuster, Inc.
   9.00%, 2012                                            400,000        326,000
Duane Reade, Inc.
   9.75%, 2011                                            700,000        584,500
General Nutrition Centers, Inc.
   7.199%, 2014 (4)                                       325,000        271,375
Michaels Stores, Inc.
   11.375%, 2016                                          750,000        588,750
Neiman-Marcus Group, Inc.
   10.375%, 2015                                        1,050,000      1,050,000
Saks, Inc.
   9.875%, 2011                                           700,000        700,000
                                                                    ------------
                                                                       3,520,625
                                                                    ------------
TECHNOLOGY - 4.6%
Amkor Technology, Inc.
   9.25%, 2016                                          1,375,000      1,323,438
NXP BV
   9.50%, 2015                                            350,000        287,875
Seagate Technology HDD Holdings
   6.80%, 2016                                            350,000        333,375

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND (CONTINUED)
TECHNOLOGY (CONTINUED)
Viasystems, Inc.
   10.50%, 2011                                      $    800,000   $    734,000
                                                                    ------------
                                                                       2,678,688
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
iPCS, Inc.
   6.489%, 2014 (4)                                       100,000         77,000
MetroPCS Wireless, Inc.
   9.25%, 2014                                            325,000        299,000
Rural Cellular Corporation
   8.989%, 2012 (4)                                       350,000        350,000
   6.076%, 2013 (4)                                       325,000        325,000
                                                                    ------------
                                                                       1,051,000
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.2%
Qwest Corporation
   7.88%, 2011                                            100,000         99,750
                                                                    ------------
TEXTILE - 0.4%
Invista
   9.25%, 2012 (2)(3)                                     250,000        255,625
                                                                    ------------
TRANSPORTATION SERVICES - 2.7%
Kansas City Southern de Mexico S.A. de CV
   7.625%, 2013                                           250,000        235,000
Overseas Shipholding Group, Inc.
   8.25%, 2013                                            500,000        501,875
St. Acquisition Corporation
   12.50%, 2017 (2)(3)                                    650,000        264,875
Stena AB
   7.50%, 2013                                            250,000        246,562
US Shipping Partners, LP
   13.00%, 2014                                           375,000        343,594
                                                                    ------------
                                                                       1,591,906
                                                                    ------------
TOTAL CORPORATE BOND (Cost $51,402,219)                             $ 46,893,057
                                                                    ------------
PREFERRED STOCK-2.6%
DEPARTMENT STORES -0.3%
Sears Holdings Corporation
   7.00%, 2042                                              2,000         34,500
   7.40%, 2043                                              7,500        133,360
                                                                    ------------
                                                                         167,860
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Hospitality Properties Trust
   7.00%, 2012                                             40,000        780,000
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.0%
Federal Home Loan Mortgage Corporation
   8.375%, 2012                                            12,000        292,800
Federal National Mortgage Association
   8.25%, 2010                                             12,000        288,600
                                                                    ------------
                                                                         581,400
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,743,700)                             $  1,529,260
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS - 4.9%
AUTOMOTIVE -1.6%
Delphi, Term Loan C
   6.75%, 2008 (5)                                   $    350,000   $    342,625
Ford Motor Company, Term Loan B
   5.80%, 2013 (5)                                        691,250        564,989
                                                                    ------------
                                                                         907,614
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 2.5%
First Data Corporation, Initial B1
   5.35%, 2014 (5)                                        835,796        751,404
   5.45%, 2014 (5)                                         59,704         53,675
VNU, Term Loan
   5.35%, 2013 (5)                                        738,753        665,142
                                                                    ------------
                                                                       1,470,221
                                                                    ------------
HEALTH CARE - 0.8%
DaVita, Inc., Term Loan B
   4.21%, 2012 (5)                                        227,080        212,707
   4.32%, 2012 (5)                                         10,259          9,609
   4.57%, 2012 (5)                                         14,655         13,728
   4.60%, 2012 (5)                                         21,983         20,592
   5.76%, 2012 (5)                                         14,655         13,728
   6.23%, 2012 (5)                                        211,368        197,989
                                                                    ------------
                                                                         468,353
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Cost $3,138,880)                                                $  2,846,188
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES-2.4%
Federal Farm Credit Discount Note
   1.50% - 2008                                         1,400,000      1,399,883
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $1,399,883)                                                $  1,399,883
                                                                    ------------
COMMERCIAL PAPER - 2.4%
BANKING - 2.4%
Wells Fargo & Company, Inc.
   2.39%, 4/1/2008                                      1,400,000      1,400,000
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $1,400,000)                            $  1,400,000
                                                                    ------------
REPURCHASE AGREEMENT - 0.9%
United Missouri Bank, 1.99%, dated 3/31/08,
   matures 4/01/08; repurchase amount $500,028
   (Collateralized by FHLB, 9/19/08 with a value
   of $510,915)                                      $    500,000   $    500,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $500,000)                          $    500,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - HIGH
   YIELD SERIES)                                                    $ 56,056,464
   (COST $61,575,963) - 96.5%
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%                           2,014,283
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 58,070,747
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2008 (Unaudited) - continued

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $61,397,501.

*    - Non-income producing security

(1) - Security is deemed illiquid. The total market value of illiquid securities is $4,118 (cost $225,975), or 0.0% of total net assets.

(2)  - Security was acquired through a private placement.

(3) - Security is a 144A security. The total market value of 144A securities is $9,842,384 (cost $11,199,348), or 16.9% of total net assets.

(4) - Variable rate security. Rate indicated is rate effective at March 31, 2008.

(5) - Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
MARCH 31, 2008 (Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BOND - 0.6%
TECHNOLOGY - 0.6%
NXP BV
   7.008%, 2013 (1)                                  $    325,000   $    268,125
                                                                    ------------
TOTAL CORPORATE BOND (Cost $325,885)                                $    268,125
                                                                    ------------
SENIOR FLOATING RATE INTERESTS - 95.7%
AEROSPACE & DEFENSE - 4.8%
Alion Science & Technology Corporation, Term Loan
   7.332%, 2013                                           486,339        364,754
Robertson Aviation, LLC, Term Loan
   5.68%, 2013                                             22,867         22,524
   5.70%, 2013                                            274,725        270,604
   5.71%, 2013                                             30,220         29,767
   6.08%, 2013                                             79,670         78,475
   7.25%, 2013                                             22,433         22,097
   7.72%, 2013                                            129,121        127,184
   7.84%, 2013                                             76,923         75,769
   8.18%, 2013                                            153,846        151,539
Wesco Aircraft Hardware Corporation, Term Loan -
   1st Lien
   4.95%, 2013                                            972,500        906,046
                                                                    ------------
                                                                       2,048,759
                                                                    ------------
AUTOMOTIVE - 4.2%
General Motors Corporation, Term Loan - 1st Lien
   7.056%, 2013                                           993,741        882,256
KAR Holdings, Inc., Term Loan - 1st Lien
   4.95%, 2013                                            987,538        876,439
                                                                    ------------
                                                                       1,758,695
                                                                    ------------
BROADCAST RADIO & TELEVISION - 5.8%
Citadel Broadcasting Corporation, Term Loan -
   1st Lien
   4.305%, 2014                                           528,925        432,726
   4.325%, 2014                                            20,679         16,918
   4.335%, 2014                                           450,396        368,481
Univision Communications, Inc., DD Term Loan
   1.00%, 2014                                             33,557         26,365
Univision Communications, Inc., Initial Term Loan
   4.954%, 2014                                            26,846         21,092
   5.494%, 2014                                           939,597        738,225
Young Broadcasting, Inc., Term Loan
   5.25%, 2012                                              2,500          2,200
   5.688%, 2012                                           970,000        853,600
                                                                    ------------
                                                                       2,459,607
                                                                    ------------
BROKERAGES, SECURITY DEALERS & INVESTMENT HOUSES
   - 0.9%
Gartmore Investment Management, Term Loan B-2
   5.644%, 2014                                           464,910        381,226
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
BUILDING & DEVELOPMENT - 6.6%
Macherich Partnership LP, Term Loan
   4.625%, 2010                                      $  1,000,000   $    950,000
Mattamy Funding Partnership, Term Loan
   5.375%, 2013                                           494,962        439,279
South Edge, LLC, Term Loan C
   7.50%, 2009                                          1,000,000        570,000
Tishman Speyer Real Estate D.C. Area Portfolio,
   LP, Term Loan
   4.75%, 2012                                          1,000,000        830,000
                                                                    ------------
                                                                       2,789,279
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 5.0%
Acxiom Corporation, Term Loan
   4.349%, 2012                                           179,228        171,163
   5.50%, 2012                                             14,706         14,044
   6.541%, 2012                                           183,824        175,551
   6.599%, 2012                                            91,912         87,776
Clarke American Corporation, Term Loan B
   5.196%, 2014                                           757,500        603,728
   7.33%, 2014                                            235,000        187,295
Open Solutions, Inc., Term Loan - 1st Lien
   (Jan 07)
   5.845%, 2014                                           526,463        431,699
West Corporation, Term Loan B-2
   5.079%, 2013                                           182,232        157,327
   5.465%, 2013                                            25,248         21,798
   5.619%, 2013                                           148,185        127,933
   6.093%, 2013                                           143,075        123,521
                                                                    ------------
                                                                       2,101,835
                                                                    ------------
CABLE TELEVISION - 2.0%
Charter Communications Operating, LLC
   Term Loan New
   5.26%, 2014                                            997,500        841,848
                                                                    ------------
CHEMICALS & PLASTICS - 2.0%
Brenntag Holding GmbH & Company KG,
   Term Loan - Acq
   5.794%, 2014                                           196,364        169,118
Brenntag Holding GmbH & Company KG,
   Term Loan B2 (Dec 05)
   5.794%, 2013                                           803,636        692,132
                                                                    ------------
                                                                         861,250
                                                                    ------------
CONTAINERS & GLASS PRODUCTS - 1.0%
Owens-Illinois Group, Inc., Term Loan B
   (USD) (Jun 06)
   4.099%, 2013                                           456,710        430,069
                                                                    ------------
ELECTRONIC & ELECTRIC - 5.1%
Dealer Computer Services, Inc., Term
Loan - 1st Lien
   4.678%, 2012                                           447,988        405,429

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
ELECTRONIC & ELECTRIC (CONTINUED)
Edwards (Cayman Islands II), Ltd., Term Loan -
   1st Lien
   5.085%, 2014                                      $    496,250   $    327,525
Freescale Semiconductors, Inc., Term Loan -
   1st Lien
   4.869%, 2013                                           982,513        825,533
H3C Holdings, Ltd., Term Loan - 1st Lien
   5.632%, 2012                                           271,667        217,334
Sabre Holdings Corporation, Term Loan
   5.244%, 2014                                           485,904        398,077
                                                                    ------------
                                                                       2,173,898
                                                                    ------------
FINANCIAL INTERMEDIARIES - 4.1%
Hub International Holdings, Inc., DD Term Loan
   1.625%, 2014                                            20,261         17,425
   5.196%, 2014                                            70,814         60,900
Hub International Holdings, Inc., Term Loan -
   Initial
   5.196%, 2014                                           405,433        348,672
J.G. Wentworth, LLC, Term Loan - 1st Lien
   (Apr 07)
   4.921%, 2014                                           500,000        365,000
LNR Property Corporation, Term Loan - Tranche Al
   6.36%, 2009                                            440,000        352,000
Peach Holdings, Inc., Term Loan
   6.95%, 2013                                            253,165        192,405
   7.34%, 2013                                            236,287        179,578
Royalty Pharma Finance Trust, Term Loan
   4.946%, 2013                                           224,160        222,199
                                                                    ------------
                                                                       1,738,179
                                                                    ------------
FOOD PRODUCTS - 2.0%
Dole Food Company, Inc., Pre LC
   6.377%, 2013                                            93,235         79,897
Dole Food Company, Inc., Term Loan B
   (Mar 06)
   4.938%, 2013                                            65,264         55,928
   5.125%, 2013                                            65,264         55,928
   6.00%, 2013                                             65,264         55,928
   6.25%, 2013                                              9,790          8,389
Dole Food Company, Inc., Term Loan C
   (Solvest)
   4.938%, 2013                                           102,558         87,887
   5.125%, 2013                                           205,116        175,773
   6.25%, 2013                                              4,662          3,995
   6.313%, 2013                                           372,939        319,587
                                                                    ------------
                                                                         843,312
                                                                    ------------
FOREST PRODUCTS - 2.7%
Domtar Corporation, Term Loan B
   3.934%, 2014                                         1,201,875      1,121,178
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
HEALTH CARE - 15.2%
Cardinal Health 409, Inc., Dollar Term Loan
   4.946%, 2014                                      $    992,500   $    813,850
CHS/Community Health Systems, DD
Term Loan
   0.75%, 2014                                             46,404         42,682
CHS/Community Health Systems, Term Loan
   5.335%, 2014                                           907,024        834,288
Graceway Pharmaceuticals, LLC, Term Loan -
   1st Lien (May 07)
   5.446%, 2012                                           837,987        718,574
   7.00%, 2012                                             76,923         65,962
Health Management Associates, Inc., Term Loan B
   4.446%, 2014                                           971,818        838,801
Healthways, Inc., Term Loan B (Dec 06)
   4.196%, 2013                                           493,750        469,062
Quintiles Transnational Corporation, Term Loan B -
   1st Lien (Mar 06)
   4.70%, 2013                                            490,000        458,150
Stiefel Laboratories, Inc., DD Term Loan
   6.693%, 2013                                           427,969        394,802
Stiefel Laboratories, Inc., Term Loan - Intial
   6.693%, 2013                                           559,531        516,167
U.S. Oncology Holdings, Inc., Term Loan B
   5.446%, 2011                                           107,347         99,028
   5.994%, 2011                                           336,041        309,997
USP Domestic Holdings, Inc., DD Term Loan
   1.75%, 2014                                             58,871         52,101
   5.02%, 2014                                             54,839         48,532
   6.791%, 2014                                            47,581         42,109
USP Domestic Holdings, Inc., Term Loan B
   5.49%, 2014                                            830,323        734,835
                                                                    ------------
                                                                       6,438,940
                                                                    ------------
HOTELS, MOTELS, INNS & CASINOS - 7.3%
CCM Merger, Inc., Term Loan B
   4.671%, 2012                                           705,146        624,054
   5.00%, 2012                                             77,086         68,221
   5.08%, 2012                                            192,715        170,553
Greenwood Racing, Inc., Term Loan - 1st Lien
   4.96%, 2011                                            493,750        445,609
Las Vegas Sands, LLC, DD Term Loan
   0.75%, 2014                                            200,000        176,273
Las Vegas Sands, LLC, Tranche B - 1st Lien
   4.45%, 2014                                            794,000        699,803

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
March 31, 2008 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
HOTELS, MOTELS, INNS & CASINOS
(CONTINUED)
Seminole Tribe of Florida, DD Term Loan B1
   4.125%, 2014                                      $     26,721   $     25,452
   4.565%, 2014                                            58,300         55,530
   4.625%, 2014                                            32,389         30,850
Seminole Tribe of Florida, DD Term Loan B2
   4.625%, 2014                                           422,591        402,518
Seminole Tribe of Florida, DD Term Loan B3
   5.563%, 2014                                           414,980        395,268
                                                                    ------------
                                                                       3,094,131
                                                                    ------------
INSURANCE -0.9%
Conseco, Inc., Term Loan (Oct 06)
   4.704%, 2013                                           492,506        376,767
                                                                    ------------
LEISURE -1.8%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B
   (Apr 05)
   5.946%, 2012                                           395,960        311,818
National CineMedia, LLC, Term Loan B
   4.62%, 2015                                            500,000        432,292
                                                                    ------------
                                                                         744,110
                                                                    ------------
NONFERROUS METALS & MINERALS -1.0%
Walter Industries, Inc., Term Loan (Sept 05)
   4.446%, 2012                                            93,790         84,959
   4.568%, 2012                                           112,784        102,164
   4.862%, 2012                                           166,667        150,972
   4.933%, 2012                                           111,111        100,648
                                                                    ------------
                                                                         438,743
                                                                    ------------
OIL & GAS -4.0%
Plains Resources, Inc., Term Loan
   4.359%, 2011                                           853,738        789,707
SemCrude, LP, Term Loan (May 07)
   4.704%, 2011                                           433,985        412,286
Targa Resources, Inc., Syn LC (Oct 05)
   4.696%, 2012                                           193,548        182,226
Targa Resources, Inc., Term Loan (Oct 05)
   4.696%, 2012                                            12,097         11,389
   6.906%, 2012                                           330,839        311,485
                                                                    ------------
                                                                       1,707,093
                                                                    ------------
PUBLISHING - 7.0%
GateHouse Media, Inc., DD Term Loan B
   (Feb 07)
   5.09%, 2014                                             10,870          7,391
   6.45%, 2014                                            125,000         85,000
GateHouse Media, Inc., Initial Term Loan
   5.09%, 2014                                            364,130        247,609

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
PUBLISHING (CONTINUED)
Georgia-Pacific Corporation, Term Loan B1
   4.446%, 2012                                      $     35,627   $     32,962
   4.74%, 2012                                            396,501        366,840
   4.835%, 2012                                            46,647         43,158
Georgia-Pacific Corporation, Term Loan B2
   4.446%, 2012                                           135,417        125,286
   4.74%, 2012                                            577,778        534,555
MediaNews Group, Inc., Term Loan B (Aug 04)
   4.454%, 2010                                           989,822        752,265
Proquest-CSA, LLC, Term Loan - 1st Lien
   5.14%, 2014                                            364,583        334,505
   5.21%, 2014                                             61,250         56,197
   5.69%, 2014                                             52,083         47,786
Tribune Company, Term Loan B
   5.542%, 2014                                           496,250        329,475
                                                                    ------------
                                                                       2,963,029
                                                                    ------------
RETAILERS -2.0%
Michaels Stores, Inc., Term Loan B (May 07)
   4.875%, 2013                                            68,427         57,162
   5.25%, 2013                                            256,602        214,359
   5.375%, 2013                                           320,753        267,949
   5.438%, 2013                                           320,753        267,949
   6.00%, 2013                                             25,928         21,659
                                                                    ------------
                                                                         829,078
                                                                    ------------
SURFACE TRANSPORTATION -0.9%
Swift Transportation, Term Loan B
   6.50%, 2014                                            529,903        394,589
                                                                    ------------
TELECOMMUNICATION & CELLULAR
COMMUNICATIONS -1.1%
Crown Castle Operating Company, Term Loan -
   1st Lien
   4.196%, 2014                                           495,000        450,759
                                                                    ------------
UTILITIES -8.3%
Calpine Corporation, First Priority Term Loan
   5.575%, 2014                                           495,009        438,525
Covanta Energy Corporation, Syn LC (Feb 07)
   4.188%, 2014                                           236,167        217,274
   6.203%, 2014                                            93,729         86,231
Covanta Energy Corporation, Term Loan B (Feb 07)
   4.50%, 2014                                            204,510        188,150
   4.625%, 2014                                           257,732        237,113
   6.25%, 2014                                            201,160        185,067
NRG Energy, Inc., Syn LC (June 07)
   4.096%, 2013                                           585,685        546,802

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
MARCH 31, 2008 (UNAUDITED) - CONTINUED

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
UTILITIES (CONTINUED)
NRG Energy, Inc., Term Loan B (June 07)
   4.196%, 2013                                      $    253,869   $    237,015
Texas Competitive Electric Holdings, Term Loan B2
   6.478%, 2014                                            71,429         65,008
   6.596%, 2014                                           426,071        387,774
Texas Competitive Electric Holdings, Term Loan B3
   6.478%, 2014                                            56,797         51,543
   6.596%, 2014                                           438,209        397,675
Wolf Hollow I, L.P., Syn LC (Dec 05)
   4.954%, 2012                                           235,756        198,035
Wolf Hollow I, L.P., Syn RC (Dec 05)
   4.809%, 2012                                             3,627          3,047
   4.904%, 2012                                            13,148         11,044
   4.954%, 2012                                            42,164         35,418
Wolf Hollow 1, L.P., Term Loan - 1st Lien (Dec 05)
   4.946%, 2012                                           275,781        231,656
                                                                    ------------
                                                                       3,517,377
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Cost $47,018,997)                                               $ 40,503,751
                                                                    ------------
SHORT TERM INVESTMENTS - 3.5%
State Street GA Money Market Fund                    $  1,500,000   $  1,500,000
State Street General Account U.S. Government Fund           1,054          1,054
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,501,054)                                                $  1,501,054
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND -
   INCOME OPPORTUNITY SERIES)
   (COST $48,845,936) - 99.8%                                       $ 42,272,930
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              70,104
                                                                    ------------
TOTAL NET ASSETS -100.0%                                            $ 42,343,034
                                                                    ------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2008 was $49,041,642.

1 - Variable rate security. Rate indicated is rate effective at March 31, 2008.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

For federal income tax purposes, the amounts of unrealized appreciation (depreciation for each Series' investements were as follows:

                                  GROSS           GROSS       NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
                              APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                              ------------   --------------   --------------
CAPITAL PRESERVATION SERIES     $ 58,041      $(15,321,199)    $(15,263,158)
DIVERSIFIED INCOME SERIES        368,903        (5,017,038)      (4,648,135)
HIGH YIELD SERIES                456,231        (5,797,268)      (5,341,037)
INCOME OPPORTUNITY SERIES             --        (6,768,712)      (6,768,712)

2. OPEN FUTURES CONTRACTS

Open futures contracts for Capital Preservation Series and Diversified Income Series as of March 31, 2008 were as follows:

                                         NUMBER OF   EXPIRATION     CONTRACT        MARKET      UNREALIZED
                              POSITION   CONTRACTS      DATE         AMOUNT          VALUE      GAIN/(LOSS)
                              --------   ---------   ----------   ------------   ------------   -----------
CAPITAL PRESERVATION SERIES
U.S. 2-Year Note Future         Long        500      06-30-2008    106,712,688    107,328,125      615,437
U.S. 5-Year Note Future         Short      (100)     06-30-2008    (11,238,712)   (11,423,437)    (184,725)
U.S. 10-Year Note Future        Short      (101)     06-19-2008    (11,576,772)   (12,014,266)    (437,494)
                                                                  ------------   ------------    ---------
                                                                  $ 83,897,204   $ 83,890,422    $  (6,782)
                                                                  ------------   ------------    ---------
DIVERSIFIED INCOME SERIES
U.S. 2-Year Note Future         Long        190      06-30-2008     40,660,712     40,784,688      123,976
U.S. 5-Year Note Future         Long         12      06-30-2008      1,362,323      1,370,812        8,489
U.S. 10-Year Note Future        Short       (66)     06-19-2008     (7,632,519)    (7,850,906)    (218,387)
                                                                  ------------   ------------    ---------
                                                                  $ 34,390,516   $ 34,304,594    $ (85,922)
                                                                  ------------   ------------    ---------

3. SUMMARY OF FAIR VALUE EXPOSURE AT EACH LEVEL

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The three levels of fair value hierarchy under FAS 157 are listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments:

                                                     LEVEL 1
                                             QUOTED PRICES IN ACTIVE        LEVEL 2              LEVEL 3
                                              MARKETS FOR IDENTICAL    SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                TOTAL              ASSETS            OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
       -----------            ------------   -----------------------   -----------------   -------------------
SECURITY INCOME FUND:
CAPITAL PRESERVATION SERIES
ASSETS:
Securities                    $171,191,280          $5,656,262            $165,535,018             $--
Derivatives                        615,437             615,437                      --              --
                              ------------          ----------            ------------             ---
Total                          171,806,717           6,271,699             165,535,018              --
                              ------------          ----------            ------------             ---
LIABILITIES:
Securities (sold short)                 --                  --                      --              --
Derivatives                       (622,219)           (622,219)                     --              --
                              ------------          ----------            ------------             ---
Total                             (622,219)           (622,219)                     --              --
                              ------------          ----------            ------------             ---
DIVERSIFIED INCOME SERIES
ASSETS:
Securities                      69,365,004           1,881,400              67,483,604              --
Derivatives                        132,465             132,465                      --              --
                              ------------          ----------            ------------             ---
Total                           69,497,469           2,013,865              67,483,604              --
                              ------------          ----------            ------------             ---
LIABILITIES:
Securities (sold short)                 --                  --                      --              --
Derivatives                       (218,387)           (218,387)                     --              --
                              ------------          ----------            ------------             ---
Total                             (218,387)           (218,387)                     --              --
                              ------------          ----------            ------------             ---

                                                     LEVEL 1
                                             QUOTED PRICES IN ACTIVE        LEVEL 2              LEVEL 3
                                              MARKETS FOR IDENTICAL    SIGNIFICANT OTHER       SIGNIFICANT
       DESCRIPTION                TOTAL              ASSETS             OBSERVABLE UNITS   UNOBSERVABLE INPUTS
       -----------            ------------   -----------------------   -----------------   -------------------
HIGH YIELD SERIES
ASSETS:
Securities                      56,056,464           1,533,477             54,522,987               --
Derivatives                             --                  --                     --               --
                              ------------          ----------            -----------              ---
Total                           56,056,464           1,533,477             54,522,987               --
                              ------------          ----------            -----------              ---
LIABILITIES:
Securities (sold short)                 --                  --                     --               --
Derivatives                             --                  --                     --               --
                              ------------          ----------            -----------              ---
Total                                   --                  --                     --               --
                              ------------          ----------            -----------              ---
INCOME OPPOTORTUNITY SERIES
ASSETS:
Securities                      42,272,930                  --             42,272,930               --
Derivatives                             --                  --                     --               --
                              ------------          ----------            -----------              ---
Total                           42,272,930                  --             42,272,930               --
                              ------------          ----------            -----------              ---
LIABILITIES:
Securities (sold short)                 --                  --                     --               --
Derivatives                             --                  --                     --               --
                              ------------          ----------            -----------              ---
Total                                   --                  --                     --               --
                              ------------          ----------            -----------              ---

4. SCHEDULE OF FAIR VALUE LEVEL 3 ACTIVITY

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                        LEVEL 3 - FAIR VALUE MEASUREMENT
                                                         USING SIGNIFICANT UNOBSERVABLE
                                                                     INPUTS
                                                        --------------------------------
                                                        SECURITIES   DERIVATIVES   TOTAL
                                                        ----------   -----------   -----
ASSETS:
Beginning Balance                                          $--           $--        $--
Total realized gains or losses included in earnings         --            --         --
Total unrealized gains or losses included in earnings       --            --         --
Purchases, sales, issuances, and settlements (net)          --            --         --
Transfers in and/or out of Level 3                          --            --         --
Ending Balance                                              --            --         --

LIABILITIES:
Beginning Balance                                           --            --         --
Total realized gains or losses included in earnings         --            --         --
Total unrealized gains or losses included in earnings       --            --         --
Purchases, sales, issuances, and settlements (net)          --            --         --
Transfers in and/or out of Level 3                          --            --         --
Ending Balance                                              --            --         --

5. SENIOR LOANS

Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2008.

6. SECURITY VALUATION

Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: May 29, 2008

                                        By: /s/ Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 29, 2008